Accrued and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued and other current liabilities

Accrued and other current liabilities consisted of the following at the dates indicated:

	March 31, 2021	December 31, 2020
	(Unaudited)
Accrued and other current liabilities:
Accrued research and development expenses	$568,155	$586,426
Accrued employee expenses	530,500	530,500
Professional services	45,705	606,553
Other accrued liabilities	16,547	5,004

Total accrued and other current liabilities	$1,160,907	$1,728,483

Accrued and other current liabilities consisted of the following at the dates indicated:

	December 31,
	2020	2019
Accrued and other current liabilities:
Professional services	$606,553	$—
Accrued research and development expenses	586,426	—
Accrued employee expenses	530,500	—
Other accrued liabilities	5,004	9,649

Total accrued and other current liabilities	$1,728,483	$9,649